COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

(the “Funds”)

Supplement dated November 1, 2010 to

the Funds’ prospectuses dated April 29, 2010, as supplemented

Effective November 1, 2010, Coralie Witter, CFA, serves as co-manager of the Columbia Marsico Focused Equities Fund, Variable Series and Columbia Marsico Growth Fund, Variable Series. She co-manages the Funds with Thomas F. Marsico and A. Douglas Rao, who currently serve as co-managers of the Funds.

Also effective November 1, 2010, Munish Malhotra, CFA, serves as co-manager of the Columbia Marsico International Opportunities Fund, Variable Series. He co-manages the Fund with James G. Gendelman, who currently serves as the portfolio manager of the Fund.

1.	The section subtitled “Marsico Portfolio Managers” or “Portfolio Managers” in the prospectuses for the Columbia Marsico Focused Equities Fund, Variable Series and Columbia Marsico Growth Fund, Variable Series, respectively, is replaced in its entirety with the following:

Marsico Portfolio Managers

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

The section subtitled “Portfolio Managers” in the prospectus for the Columbia Marsico International Opportunities Fund,

Variable Series is replaced in its entirety with the following:

Marsico Portfolio Managers

James G. Gendelman

Co-manager. Service with the Fund since 2000.

Munish Malhotra, CFA

Co-manager. Service with the Fund since 2010.

2.	The section titled “Management of the Fund – Primary Service Providers – Marsico Capital Management, LLC – Marsico Portfolio Managers” in the prospectuses for the Columbia Marsico Focused Equities Fund, Variable Series and Columbia Marsico Growth Fund, Variable Series is replaced in its entirety with the following:

Marsico Portfolio Managers

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

Mr. Marsico is the Chief Investment Officer of Marsico and has over 25 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Mr. Rao is a senior analyst and portfolio manager. He has  been associated with Marsico as an investment professional since

2005 and has 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at

Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has 13 years of experience in the financial services industry, most of which has involved equity research.

Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity

Research. Ms. Witter graduated from the University of Colorado with a Bachelor’s degree in International Affairs.

The section titled “Management of the Fund – Primary Service Providers – Marsico Capital Management, LLC –

Marsico Portfolio Manager” in the prospectus for the  Columbia Marsico International Opportunities Fund, Variable Series

is replaced in its entirety with the following:

Marsico Portfolio Managers

James G. Gendelman and Munish Malhotra are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

James G. Gendelman

Co-manager. Service with the Fund since 2000.

Prior to joining Marsico in 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for

Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

Munish Malhotra, CFA

Co-manger. Service with the Fund since 2010.

Mr. Malhotra is a senior analyst and portfolio manager. He has been associated with Marsico as an investment professional since 2003 and has more than 10 years of experience in the financial services industry. Prior to joining Marsico,

Mr. Malhotra was an international equities analyst at Driehaus Capital Management. He holds a bachelor’s degree in

Economics from Loyola University of Chicago.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

(the “Funds”)

Supplement dated November 1, 2010 to

the Funds’ Statement of Additional Information dated April 29, 2010, as supplemented

Effective November 1, 2010, Coralie Witter, CFA, serves as co-manager of the Columbia Marsico Focused Equities Fund, Variable Series and Columbia Marsico Growth Fund, Variable Series. She co-manages the Funds with Thomas F. Marsico and A. Douglas Rao, who currently serve as co-managers of the Funds.

Also effective November 1, 2010, Munish Malhotra, CFA, serves as co-manager of the Columbia Marsico International Opportunities Fund, Variable Series. He co-manages the Fund with James G. Gendelman, who currently serves as the portfolio manager of the Fund.

Portfolio Manager Information. The following changes are made to the section entitled “Investment Advisory and Other Services – The Sub-Advisor(s) and Investment Sub-Advisory Services” in the Funds’ SAI:

•	The table in the sub-section titled “Marsico – Marsico Portfolio Manager(s)” is replaced in its entirety with the following:

Portfolio Manager	Fund(s)
James G. Gendelman	Marsico International Opportunities Fund VS

Corydon J. Gilchrist	Marsico 21st Century Fund VS

Thomas F. Marsico	Marsico Focused Equities Fund VS Marsico Growth Fund VS

Munish Malhotra	Marsico International Opportunities Fund VS

A. Douglas Rao	Marsico Focused Equities Fund VS Marsico Growth Fund VS

Coralie Witter	Marsico Focused Equities Fund VS Marsico Growth Fund VS

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•	The table titled “Other Accounts Managed by the Marsico Portfolio Manager(s)” is modified by adding the following rows:

Portfolio Manager	Other SEC-registered open- end and closed-end funds*		Other pooled investment vehicles*		Other accounts*
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Munish Malhotra	0	$0	0	$0	0	$0
Coralie Witter(1)	0	$0	0	$0	0	$0
Coralie Witter(2)	0	$0	0	$0	0	$0

*	Information is provided as of October 31, 2010.
[1]	“Other SEC-registered open-end and closed-end funds” represents funds other than Columbia Marsico Focused Equities Fund, Variable Series.
[2]	“Other SEC-registered open-end and closed-end funds” represents funds other than Columbia Marsico Growth Fund, Variable Series.

•	The table titled “Other Accounts Managed by Marsico Portfolio Manager(s) for which the Advisory Fee is Based on Performance” is modified by adding the following rows:

Portfolio Managers	Other SEC- registered open-end and closed-end funds*		Other pooled investment vehicles*		Other accounts*
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Munish Malhotra	0	$0	0	$0	0	$0
Coralie Witter	0	$0	0	$0	0	$0

*	Information is provided as of October 31, 2010.

•	The table in the titled “Marsico Portfolio Manager Ownership of the Funds as of December 31, 2009” is modified by adding the following rows:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned*

Munish Malhotra	Marsico International Opportunities Fund VS	None

Coralie Witter	Marsico Growth Fund VS	None

Coralie Witter	Marsico Focused Equities Fund VS	None

*	Information is provided as of October 31, 2010.

Shareholders should retain this Supplement for future reference.

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